SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Revenue attributable to geographic locations, based on the location of the customer
Revenue attributable to geographic locations, based on the location of the customer, is as follows:

	December 31,	December 31,	December 31,
	2014	2013	2012

Canada	$1,895	$3,934	$3,803
United States	23,803	24,782	32,569
Europe and Middle East	702	10,603	2,085
Asia Pacific	2,491	6,723	13,935
	$28,891	$46,042	$52,392